CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net income	¥ 106,315	¥ 75,725	¥ 601,694
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax	(41,483)	(9,472)	97,428
Foreign currency translation adjustments, net of tax	(50,576)	(23,781)	(29,934)
Pension liability adjustments, net of tax	(126,915)	(24,168)	155,044
Own credit risk adjustments, net of tax	46,919	14,476
Total other comprehensive income (loss), net of tax	(172,055)	(42,945)	222,538
Total comprehensive income (loss)	(65,740)	32,780	824,232
Less: Total comprehensive income attributable to noncontrolling interests	(43,472)	(8,960)	25,893
Total comprehensive income (loss) attributable to MHFG shareholders	¥ (22,268)	¥ 41,740	¥ 798,339